SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and elsewhere in these consolidated financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 10, 2022 the Company entered into a Forward Share Purchase Agreement with Linden Advisors. Investors may elect to sell and transfer to the Company, and the Company shall purchase from the investors, the number of Shares that are then held by the investors, but not to exceed 800,000 shares at a price per share equal to $10.16.
On January 11, 2022, the Company entered into a $30 million convertible note purchase agreement with certain investors in accordance with the 2022 Note Purchase Agreement (“2022 Notes”). The 2022 Notes bear interest at 8% annually, paid in cash semi-annually in arrears on July 31 and January 31 of each year, and mature on January 31, 2025. The 2022 Notes are unsecured convertible senior notes due 2025. They are convertible at the option of the holders at any time before maturity at an initial conversion share price of $12.50. In addition, the Company may, at its election, force the conversion of the 2022 Notes on or after January 31, 2024, if the volume-weighted average trading price of the Company’s common stock exceeds $18.00 for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days. The Company also has the option, on or after January 31, 2023 and prior to the 40th trading day immediately before the maturity date and subject to the holders’ ability to optionally convert, to redeem all or a portion of the 2022 Notes at a cash redemption price equal to 100% of the principal amount of the 2022 Notes, plus accrued and unpaid interest, if any. The holders of the 2022 Notes have the right to cause the Company to repurchase for cash all or a portion of the 2022 Notes held by such holder upon the occurrence of a “fundamental change” (as defined) or in connection with certain asset sales, in each case at a price equal to 100% of par plus accrued and unpaid interest, if any.
On February 4, 2022, the Company completed its Business Combination with Leafly Holdings, Inc.